UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22844

Oppenheimer Senior Floating Rate Plus Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 1/31/2019

Item 1. Reports to Stockholders.

Semiannual Report 1/31/2019

OppenheimerFunds®

The Right Way to Invest

Oppenheimer Senior Floating Rate Plus Fund

Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund's updated report is available on our website (**oppenheimerfunds.com**). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling **1.800.225.5677.**

Important Updates

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change. See the Notes to Financial Statements for more information.

Update to Shareholder Report Document Delivery

Beginning January 1, 2021, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. Enrolling in electronic delivery will enable you to receive a direct link to your full shareholder report the moment it becomes available, and limit the amount of mail you receive. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option.

How do you update your delivery preferences?

If you own these shares through a financial intermediary, you may contact your financial intermediary.

If your accounts are held through OppenheimerFunds and you receive statements, confirms, and other documents directly from us, you can enroll in our eDocs DirectSM service at oppenheimerfunds.com or by calling us. Once you’re enrolled, you’ll begin to receive email notifications of updated documents when they become available. If you have any questions, feel free to call us at 1.800.225.5677.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 1/31/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	J.P. Morgan Leveraged Loan Index
6-Month	-1.08%	-4.54%	0.37%
1-Year	0.30	-3.21	2.42
5-Year	2.87	2.14	3.85
Since Inception (8/23/13)	3.21	2.53	4.04

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 3.50% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

3        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Top Holdings and Allocations

TOP TEN CORPORATE LOAN INDUSTRIES

Media	19.5%
Internet Software & Services	11.8
Health Care Equipment & Supplies	10.4
Commercial Services & Supplies	10.3
Hotels, Restaurants & Leisure	8.2
Commercial Banks	6.5
Diversified Telecommunication Services	6.3
Industrial Conglomerates	3.9
Energy Equipment & Services	3.7
Household Durables	3.5

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2019, and are based on net assets.

CREDIT RATING BREAKDOWN	NRSRO ONLY TOTAL
AAA	0.8%
BBB	2.4
BB	34.4
B	52.5
CCC	2.0
CC	0.1
Unrated	7.8
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of January 31, 2019, and are subject to change. Except for securities labeled “Unrated,” all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as S&P Global Ratings (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Sub-Adviser”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. For securities not rated by an NRSRO, the Sub-Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the Sub-Adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security. Fund assets invested in Oppenheimer Institutional Government Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.

For more current Fund holdings, please visit oppenheimerfunds.com.

4        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 1/31/19

	Inception Date	6-Month	1-Year	5-Year	Since Inception
Class A (OSFAX)	8/23/13	-1.08%	0.30%	2.87%	3.21%
Class C (OSFCX)	8/23/13	-1.50	-0.52	2.05	2.39
Class I (OSFIX)	8/23/13	-1.02	0.54	3.29	3.62
Class Y (OSFYX)	8/23/13	-1.06	0.45	3.11	3.48

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 1/31/19

	Inception Date	6-Month	1-Year	5-Year	Since Inception
Class A (OSFAX)	8/23/13	-4.54%	-3.21%	2.14%	2.53%
Class C (OSFCX)	8/23/13	-2.47	-1.47	2.05	2.39
Class I (OSFIX)	8/23/13	-1.02	0.54	3.29	3.62
Class Y (OSFYX)	8/23/13	-1.06	0.45	3.11	3.48

STANDARDIZED YIELDS

For the 30 Days Ended 1/31/19
Class A	6.53%
Class C	5.86
Class I	7.04
Class Y	7.02

UNSUBSIDIZED STANDARDIZED YIELDS

For the 30 Days Ended 1/31/19
Class A	6.18%
Class C	5.64
Class I	6.72
Class Y	6.67

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50% and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class I and Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

Standardized yield is based on an SEC-standardized formula designed to approximate the Fund’s annualized hypothetical current income from securities less expenses for the 30-day period ended January 31, 2019 and that date’s maximum offering price (for Class A shares) or net asset value (for all other share classes). Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields. The unsubsidized standardized yield is computed under an SEC-standardized formula based on net income

5        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

earned for the 30-day period ended January 31, 2019. The calculation excludes any expense reimbursements and thus may result in a lower yield.

The Fund’s performance is compared to the performance of the J.P. Morgan Leveraged Loan Index, which tracks the performance of U.S. dollar denominated senior floating rate bank loans. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended January 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Actual	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During 6 Months Ended January 31, 2019

Class A	$1,000.00	$989.20	$10.69

Class C	1,000.00	985.00	15.02

Class I	1,000.00	989.80	9.12

Class Y	1,000.00	989.40	9.42
Hypothetical
(5% return before expenses)

Class A	1,000.00	1,014.52	10.82

Class C	1,000.00	1,010.18	15.21

Class I	1,000.00	1,016.08	9.24

Class Y	1,000.00	1,015.78	9.55

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended January 31, 2019 are as follows:

Class	Expense Ratios

Class A	2.12%

Class C	2.98

Class I	1.81

Class Y	1.87

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS January 31, 2019 Unaudited

	Principal Amount	Value
Corporate Loans—111.2%

Consumer Discretionary—36.0%

Distributors—3.2%

Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 5.691%-5.691%, [LIBOR4+300], 6/22/23[1]	$108,103	$106,634
Tranche B7, 5.499%-5.499%, [LIBOR4+300], 11/17/25[1]	168,120	164,916

Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%, [LIBOR4+350], 9/26/24[1]	306,932	279,885

Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, [LIBOR12+450], 8/21/22[1]	178,273	164,308

Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.499%, [LIBOR12+500], 9/25/24[1]	487,491	482,982

Belk, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.034%, [LIBOR4+475], 12/12/22[1]	79,449	63,534

Jo-Ann Stores LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.761%, [LIBOR4+500], 10/20/23[1]	29,767	29,507

Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.97%-5.022%, [LIBOR12+250], 1/30/23[1]	161,741	160,124

Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.994%, [LIBOR4+300], 1/26/23[1]	263,249	202,957

PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.52%, [LIBOR12+300], 3/11/22[1]	556,574	468,093

United Natural Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.749%, [LIBOR12+425], 10/22/25[1]	335,000	288,770

		2,411,710

Diversified Consumer Services—1.2%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.148%-6.999%, [LIBOR12+450], 5/8/20[1]	544,256	527,248

IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.398%, [LIBOR4+500], 4/1/21[1]	380,072	342,700

IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.547%, [LIBOR4+875], 4/1/22[1]	40,000	29,950

		899,898

Hotels, Restaurants & Leisure—8.2%

24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%, [LIBOR12+350], 5/30/25[1]	174,125	172,674

Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.664%, [LIBOR52+250], 9/15/23[1]	110,988	109,748

Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%, [LIBOR4+275], 12/23/24[1]	1,182,676	1,168,342

CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.249%-6.553%, [LIBOR4+375], 7/8/22[1]	89,483	85,493

Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, [LIBOR12+200], 12/27/24[1]	104,137	103,356
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.749%, [LIBOR12+225], 4/18/24[1]	231,756	228,010

9        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Hotels, Restaurants & Leisure (Continued)

Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.999%, [LIBOR12+250], 2/1/24[1]	$422,609	$408,170

Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.813%, [LIBOR4+225], 4/17/24[1]	208,256	206,305

Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%, [LIBOR12+300], 5/9/24[1]	261,546	257,950

Fitness & Sports Clubs LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%, [LIBOR4+325], 4/18/25[1]	49,750	48,973

Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.499%, [LIBOR12+200], 11/30/23[1]	58,800	57,961

Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.803%, [LIBOR4+300], 12/1/23[1]	49,750	49,175

GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.022%, [LIBOR4+275], 3/29/24[1]	238,200	236,056

LTI Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%, [LIBOR12+350], 9/6/25[1]	269,325	260,908

Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 5.245%-5.272%, [LIBOR6+275], 8/14/24[1]	744,243	722,612

SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 5.499%, [LIBOR4+300], 4/1/24[1]	249,365	245,366

Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.303%, [LIBOR4+350], 7/10/25[1]	601,788	597,172

Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, [LIBOR12+250], 6/8/23[1]	417,031	412,913

Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%, [LIBOR12+350], 11/15/20[1]	236,279	225,646

Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.56%, [LIBOR12+475], 11/29/24[1]	432,576	431,765

Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.249%, [LIBOR4+200], 5/30/25[1]	79,800	78,631

		6,107,226

Household Durables—3.5%

ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%, [LIBOR4+350], 9/27/24[1]	218,918	214,129

American Greetings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.023%, [LIBOR12+450], 4/6/24[1]	184,075	181,544

Callaway Golf Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.007%, [LIBOR12+450], 12/14/25[1]	55,000	55,481

Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.771%, [LIBOR4+225], 4/7/25[1]	468,161	445,631

Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.249%, [LIBOR12+175], 12/16/24[1]	29,774	29,737

HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.595%, [LIBOR12+325], 8/18/25[1]	79,800	79,501

10        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value

Household Durables (Continued)

International Textile Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.52%, [LIBOR4+500], 5/1/24[1]	$103,688	$101,873

Libbey Glass, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.511%, [LIBOR12+300], 4/9/21[1]	9,942	9,602

Lifetime Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%, [LIBOR12+350], 2/28/25[1]	44,663	43,713

Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.813%-6.207%, [LIBOR12+350], 9/7/23[1]	581,836	417,305

Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.508%, [LIBOR12+400], 6/16/25[1]	208,900	195,322

Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.013%-6.014%, [LIBOR4+350], 11/8/23[1]	796,184	682,728

SIWF Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.753%, [LIBOR12+425], 6/15/25[1]	174,125	171,513

Varsity Brands Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%, [LIBOR12+350], 12/16/24[1]	34,762	34,306

		2,662,385

Media—19.5%

Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%, [LIBOR4+325], 9/26/21[1]	3,835	1,830

Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%, [LIBOR4+325], 7/23/21[1]	49,483	43,743

Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 5.227%-5.227%, [LIBOR4+275], 7/15/25[1]	325,366	303,507
Tranche B13, 6.509%-6.509%, [LIBOR4+400], 8/14/26[1]	309,225	292,604

Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%, [LIBOR12+325], 10/3/23[1]	95,645	95,167

CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.252%, [LIBOR4+275], 11/18/24[1]	277,453	270,170

Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 0.00%, 12/4/22[2]	25,674	25,738

Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 12.514%, [LIBOR12+1,000], 6/14/19[1]	38,511	38,607

Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.984%, [LIBOR12+750], 9/12/23[1]	41,720	41,824

Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.207%, [LIBOR12+350], 4/9/21[1,3]	628,348	57,685

Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 9.272%, [LIBOR4+675], 1/30/20[1,3]	2,415,102	1,638,828

Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 10.022%, [LIBOR4+750], 7/30/19[1,3]	139,658	94,768

Crossmark Holdings, Inc., Priority Term Loan, 9.999%, [LIBOR12+750], 9/12/23[1]	23,273	22,808

CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.759%-4.759%, [LIBOR12+225], 7/17/25[1]	315,415	306,446

11        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Media (Continued)

Tranche B, 4.759%-4.759%, [LIBOR4+225], 1/15/26[1]	$235,000	$227,069
Tranche B, 5.009%-5.009%, [LIBOR4+250], 1/25/26[1]	14,763	14,468

Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.027%, [LIBOR4+550], 2/28/20[1]	372,309	320,303

Endemol, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.547%, [LIBOR4+575], 8/13/21[1]	182	177

Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.77%, [LIBOR12+250], 2/7/24[1]	133,069	131,006

Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 7.553%, [LIBOR4+475], 11/3/23[1]	240,891	224,781

Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B3, 6.252%-6.252%, [LIBOR4+375], 11/27/23[1]	365,000	362,850
Tranche B4, 7.002%-7.002%, [LIBOR4+450], 1/2/24[1]	50,000	50,834

ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.28%, [LIBOR6+275], 12/18/20[1]	676,737	675,046

Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.009%, [LIBOR4+350], 1/7/22[1]	345,000	337,955

Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.749%, [LIBOR4+225], 3/24/25[1]	218,350	215,167

MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, [LIBOR4+250], 10/4/24[1]	152,587	133,918

MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.547%, [LIBOR4+575], 8/13/21[1]	356,073	347,883

Meredith Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%, [LIBOR12+275], 1/31/25[1]	102,292	101,845

Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 2st Lien Term Loan, Tranche B, 7.00%, [LIBOR4+450], 7/3/26[1]	115,000	111,263

Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.756%, [LIBOR12+225], 1/17/24[1]	96,706	93,878

Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.00%, [LIBOR4+650], 10/13/22[1,4]	655,000	651,725

NEP Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%, [LIBOR4+325], 10/20/25[1]	450,000	445,079

Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.752%, [LIBOR4+225], 7/19/24[1]	559,385	543,023

Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%, [LIBOR12+300], 2/1/24[1]	625,971	608,757

Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%, [LIBOR12+300], 11/8/24[1]	295,328	293,067

Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, [LIBOR12+250], 7/2/21[1]	120,924	119,211

Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.749%, [LIBOR12+325], 1/30/26[1]	180,000	178,020

SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B12, 6.196%, [LIBOR12+368.75], 1/31/26[1]	456,465	428,833

Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, [LIBOR12+225], 1/3/24[1]	376,976	374,933

12        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value

Media (Continued)

SpeedCast International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.553%, [LIBOR4+250], 5/3/25[1]	$204,486	$198,010

Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.457%, [LIBOR4+275], 12/6/23[1]	137,748	124,662

Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.759%, [LIBOR12+225], 8/15/26[1]	285,000	278,186

Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%, [LIBOR12+300], 1/26/24[1]	621,818	619,875

Unitymedia Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.759%, [LIBOR4+225], 1/15/26[1]	90,000	88,729

Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 5.249%, [LIBOR12+275], 3/15/24[1]	1,106,301	1,034,220

UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.009%, [LIBOR12+250], 1/15/26[1]	402,339	397,173

Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 5.009%, [LIBOR12+250], 1/15/26[1]	435,000	427,994

WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.753%, [LIBOR12+325], 8/18/23[1]	509,582	488,197

William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.25%, [LIBOR6+275], 5/18/25[1]	121,517	114,871

WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.624%, [LIBOR12+212.5], 11/1/23[1]	158,000	155,488

Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 5.009%, [LIBOR12+250], 4/15/25[1]	480,000	465,206

		14,617,427

Multiline Retail—0.4%

Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.763%, [LIBOR12+325], 10/25/20[1]	307,637	273,643

Consumer Staples—3.3%

Beverages—3.3%

1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.749%-4.772%, [LIBOR12+225], 2/16/24[1]	220,469	217,231

Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.095%-7.25%, [LIBOR12+275], 4/6/24[1]	295,017	286,535

Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%-5.259%, [LIBOR12+275], 10/4/23[1]	428,791	422,837

Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.186%, [LIBOR12+368.75], 5/17/25[1]	323,375	312,057

Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.749%-4.994%, [LIBOR12+225], 8/3/22[1]	155,388	150,565

IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.556%-5.682%, [LIBOR12+325], 2/5/25[1]	233,886	228,233

KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.263%, [LIBOR12+175], 4/3/25[1]	80,556	80,002

Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.759%, [LIBOR12+225], 5/15/24[1]	213,280	208,028

13        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Beverages (Continued)

NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%, [LIBOR12+350], 4/19/24[1]	$119,085	$114,272

Sigma US Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.797%, [LIBOR4+325], 7/2/25[1]	318,400	306,261

Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.866%, [LIBOR4+325], 3/28/25[1]	130,000	128,212

Tacala Investment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.749%, [LIBOR4+325], 1/31/25[1]	54,837	53,740

		2,507,973

Energy—4.3%

Energy Equipment & Services—3.7%

AL Midcoast Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.303%, [LIBOR4+550], 8/1/25[1]	159,600	155,410

Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.016%, [LIBOR12+650], 3/30/23[1]	47,499	47,618

BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.027%, [LIBOR4+350], 10/31/24[1]	188,925	187,449

Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.503%, [LIBOR12+400], 5/21/25[1]	114,288	108,645

California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.252%, [LIBOR12+475], 12/31/22[1]	85,000	83,548

Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.249%, [LIBOR12+375], 10/2/23[1]	338,650	331,402

Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.749%, [LIBOR12+525], 4/11/22[1]	348,752	321,070

GIP III Stetson I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.76%, [LIBOR4+425], 7/18/25[1]	135,000	131,457

HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.508%, [LIBOR4+600], 7/2/23[1]	51,052	50,861

Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 9.77%, [LIBOR4+700], 8/7/20[1,4]	63,455	61,869

Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.159%-6.499%, [LIBOR12+400], 2/15/24[1]	321,336	303,203

McDermott Technology Americas, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.499%, [LIBOR12+500], 5/12/25[1]	208,574	200,608

Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.803%, [LIBOR4+600], 2/21/21[1]	441,271	356,816

Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.81%, [LIBOR4+350], 12/16/20[1]	41,382	35,278

Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.21%, [LIBOR4+350], 12/16/20[1]	19,667	16,766

Traverse Midstream Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.60%, [LIBOR4+400], 9/27/24[1]	111,742	111,531

14        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value

Energy Equipment & Services (Continued)

Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.469%-6.503%, [LIBOR12+400], 4/12/24[1]	$315,000	$283,325

		2,786,856

Oil, Gas & Consumable Fuels—0.6%

Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.21%, [LIBOR4+350], 12/16/20[1]	233,073	198,695

Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.053%, [LIBOR4+425], 8/4/21[1]	256,561	231,467

		430,162

Financials—7.8%

Commercial Banks—6.5%

Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.272%-6.772%, [LIBOR4+375], 11/22/23[1]	402,618	394,056

Advisor Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.272%, [LIBOR12+375], 8/15/25[1]	44,888	44,859

Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.258%, [LIBOR12+300], 5/9/25[1]	399,680	385,581

AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%-5.266%, [LIBOR12+275], 1/25/24[1]	202,506	198,861

Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.749%, [LIBOR4+425], 10/1/25[1]	475,000	469,509

Blucora, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%, [LIBOR4+300], 5/22/24[1]	78,238	77,162

DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%, [LIBOR12+325], 8/21/25[1]	304,238	299,294

Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.999%, [LIBOR12+250], 7/3/24[1]	62,906	62,135

Forest City Enterprises LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.513%, [LIBOR12+400], 12/8/25[1]	125,000	125,156

GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.999%, [LIBOR12+250], 8/27/25[1]	319,200	306,204

HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.515%, [LIBOR4+300], 4/25/25[1]	512,724	495,420

Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, [LIBOR12+350], 12/20/24[1]	188,560	186,597

iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.253%-5.263%, [LIBOR12+275], 6/28/23[1]	154,819	153,561

Jane Street Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%, [LIBOR12+300], 8/25/22[1]	48,999	48,448

Mayfield Agency Borrower, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.499%, [LIBOR12+400], 2/28/25[1]	99,500	97,386

NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.522%, [LIBOR12+300], 1/8/24[1]	358,997	345,984

Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%, [LIBOR12+300], 10/24/22[1]	764,053	718,531

15        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial Banks (Continued)

USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.803%, [LIBOR4+300], 5/16/24[1]	$465,304	$447,390

		4,856,134

Consumer Finance—0.9%

PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%, [LIBOR12+525], 9/29/20[1]	640,231	627,427

PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.53%, [LIBOR12+900], 9/29/21[1,4]	33,940	33,600

		661,027

Insurance—0.4%

AssuredPartners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%, [LIBOR12+325], 10/22/24[1]	312,628	303,562

Health Care—10.4%

Health Care Equipment & Supplies—10.4%

21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 8.905%, [LIBOR4+612.5], 1/16/23[1]	41,976	37,568

Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.999%-4.999%, [LIBOR12+250], 2/11/22[1]	14,924	14,730
Tranche B4, 4.999%-4.999%, [LIBOR12+250], 2/16/23[1]	116,104	114,598

Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.999%, [LIBOR4+450], 10/24/23[1]	127,182	125,698

Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.063%, [LIBOR4+300], 5/4/25[1]	308,403	306,345

Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.999%, [LIBOR12+450], 6/30/25[1]	233,825	232,899

Bausch Health Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.513%, [LIBOR4+300], 6/2/25[1]	205,461	203,570

Carestream Dental Equipment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.053%, [LIBOR4+325], 9/1/24[1]	39,500	38,117

Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.499%, [LIBOR4+400], 6/7/19[1]	7,519	7,359

Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%, [LIBOR12+275], 3/1/24[1]	630,437	617,908

CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche H, 5.563%, [LIBOR4+300], 1/27/21[1]	285,266	281,165

Concentra, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.27%, [LIBOR12+275], 6/1/22[1]	95,000	94,407

CVS Holdings I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, [LIBOR4+300], 2/6/25[1]	173,688	168,206

DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.595%-5.77%, [LIBOR12+325], 6/8/20[1]	310,649	310,458

Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.813%, [LIBOR12+425], 4/29/24[1]	310,305	308,171

Enterprise Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.249%, [LIBOR4+375], 10/10/25[1]	680,000	642,430

16        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value

Health Care Equipment & Supplies (Continued)

Equian Buyer Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.752%, [LIBOR12+325], 5/20/24[1]	$69,646	$68,254

Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.313%, [LIBOR4+375], 7/2/25[1]	443,912	441,692

GoodRX, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.514%, [LIBOR4+300], 10/10/25[1]	175,000	172,594

Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.249%, [LIBOR12+375], 4/30/25[1]	74,248	72,207

Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan Delayed Draw, 3.75%, 4/30/25[2]	4,904	4,769

Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.999%, [LIBOR4+250], 8/18/22[1]	200,397	196,777

Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.053%, [LIBOR4+325], 2/2/24[1]	88,650	88,244

LifeScan Global Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.797%, [LIBOR4+600], 10/1/24[1]	225,000	216,564

Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.553%-5.553%, [LIBOR4+275], 9/24/24[1]	103,164	96,440
Tranche B, 5.618%-5.618%, [LIBOR4+300], 2/24/25[1]	238,175	224,629

MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.553%, [LIBOR4+300], 6/7/23[1]	257,635	249,986

National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.803%, [LIBOR4+300], 1/31/21[1]	218,662	218,434

One Call Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.76%, [LIBOR12+525], 11/27/22[1]	137,221	121,912

Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.76%, [LIBOR4+325], 6/30/25[1]	365,946	354,854

PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%, [LIBOR4+300], 9/27/24[1]	104,310	99,107

Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.01%-6.75%, [LIBOR12+250], 3/6/25[1]	173,359	171,842

Sotera Health Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%, [LIBOR12+300], 5/15/22[1]	14,812	14,476

Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, [LIBOR4+325], 9/2/24[1]	287,508	280,680

Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.272%, [LIBOR12+275], 2/6/24[1]	365,415	329,787

US Anesthesia Partners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%, [LIBOR12+300], 6/23/24[1]	357,255	353,755

VVC Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.759%, [LIBOR12+425], 7/9/25[1]	234,413	234,852

Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%, [LIBOR4+300], 12/2/24[1]	297,434	287,736

		7,803,220

Industrials—17.9%

Aerospace & Defense—0.4%

Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.303%, [LIBOR4+350], 4/9/20[1]	73,754	66,470

17        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Aerospace & Defense (Continued)

Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.553%, [LIBOR4+375], 7/11/25[1]	$214,463	$210,710

		277,180

Commercial Services & Supplies—10.3%

Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.457%, [LIBOR4+375], 2/27/25[1]	52,409	52,081

Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.75%, 2/27/25[2]	3,983	3,958

AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.749%, [LIBOR12+325], 12/13/23[1]	273,234	259,914

Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.249%, [LIBOR4+375], 7/28/22[1]	587,067	562,263

Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 5.499%-5.499%, [LIBOR12+300], 8/4/22[1]	303,910	299,732
Tranche B6, 5.499%-5.499%, [LIBOR12+300], 11/3/23[1]	447,999	441,798
Tranche B7, 5.499%-5.499%, [LIBOR12+300], 11/3/24[1]	64,675	63,794

Asurion LLC, Sr. Sec. Credit Facilities 2st Lien Term Loan, 8.999%, [LIBOR12+650], 8/4/25[1]	170,000	171,594

ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.249%, [LIBOR12+375], 2/28/25[1]	223,437	223,158

Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.839%, [LIBOR4+250], 11/7/24[1]	148,500	146,829

Blackhawk Network Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%, [LIBOR4+300], 6/15/25[1]	248,750	244,957

Boing US Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.839%, [LIBOR4+325], 10/3/24[1]	239,705	238,007

Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.742%-7.206%, [LIBOR4+450], 12/8/23[1]	197,495	169,846

Ceridian HCM Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%, [LIBOR12+325], 4/30/25[1]	174,563	172,963

CEVA Logistics Finance BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.553%, [LIBOR4+375], 8/4/25[1]	154,613	153,260

Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.303%, [LIBOR4+350], 12/20/19[1,3]	289,500	80,517

First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.749%, [LIBOR4+525], 6/30/22[1]	88,072	87,852

First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.286%, [LIBOR12+475], 1/5/24[1]	80,948	80,240

Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.236%, [LIBOR4+350], 5/24/24[1]	328,347	323,422

Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.956%, [LIBOR4+425], 11/29/25[1]	214,179	211,637

IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%, [LIBOR12+350], 5/23/25[1]	356,197	352,457

Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.022%, [LIBOR6+350], 5/1/24[1]	290,575	283,129

IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.896%, [LIBOR4+550], 4/1/21[1]	115,000	103,692

18        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value

Commercial Services & Supplies (Continued)

KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.553%, [LIBOR4+375], 2/21/25[1]	$289,324	$283,839

Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%, [LIBOR12+350], 4/26/24[1]	197,219	196,644

Learning Care Group US No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.752%-5.772%, [LIBOR4+325], 3/13/25[1]	29,775	29,319

Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 8.303%, [LIBOR4+550], 9/30/22[1]	194,406	171,158

Savage Enterprises LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.02%, [LIBOR12+450], 8/1/25[1]	326,477	326,683

Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.999%, [LIBOR12+450], 11/1/24[1]	674,774	657,905

Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.343%, [LIBOR4+400], 9/12/24[1]	550,123	542,284

TKC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.28%, [LIBOR12+375], 2/1/23[1]	148,338	144,197

Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.116%, [LIBOR4+275], 3/17/25[1]	529,268	528,077

Trident LS Merger Sub Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%, [LIBOR4+325], 5/1/25[1]	91,750	90,832

Ventia Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.303%, [LIBOR4+350], 5/21/22[1]	58,064	57,701

		7,755,739

Industrial Conglomerates—3.9%

Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.249%, [LIBOR12+375], 2/1/22[1]	210,394	203,030

Energy Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.053%, [LIBOR4+425], 6/22/25[1]	129,350	126,116

Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%, [LIBOR4+300], 4/1/24[1]	231,124	226,830

GrafTech Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%, [LIBOR12+350], 2/12/25[1]	156,000	153,465

MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.749%, [LIBOR12+225], 5/17/24[1]	197,346	188,775

Robertshaw US Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, [LIBOR12+350], 2/28/25[1]	94,288	87,570

Space Exploration Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.753%, [LIBOR12+425], 11/16/25[1]	305,000	304,238

Titan Acquisition Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%, [LIBOR12+300], 3/28/25[1]	223,313	211,000

TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.845%-4.845%, [LIBOR12+250], 5/30/25[1]	337,450	329,763
Tranche F, 4.845%-4.845%, [LIBOR12+250], 6/9/23[1]	281,294	275,844
Tranche G, 4.845%-4.999%, [LIBOR12+250], 8/22/24[1]	94,050	91,978

Vectra Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.749%, [LIBOR12+325], 3/8/25[1]	169,187	160,164

19        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Industrial Conglomerates (Continued)

Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.313%, [LIBOR12+400], 11/30/23[1]	$354,192	$330,948

Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.303%, [LIBOR4+350], 6/19/21[1]	53,609	51,554

WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.51%, [LIBOR4+375], 4/30/25[1]	154,613	152,448

		2,893,723

Professional Services—0.3%

AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.595%-6.053%, [LIBOR4+375], 3/3/25[1]	222,469	213,385

Road & Rail—1.6%

American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.252%, [LIBOR12+175], 6/27/25[1]	110,000	105,659

Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.999%, [LIBOR12+450], 5/18/23[1]	157,650	154,103

CH Hold Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.522%, [LIBOR12+300], 2/1/24[1]	115,922	115,778

Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.522%, [LIBOR12+500], 2/27/24[1]	73,162	72,544

Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.499%-5.499%, [LIBOR12+300], 7/29/22[1]	91,028	89,691
Tranche B2, 5.499%-5.499%, [LIBOR12+300], 7/29/22[1]	8,270	8,149

Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.957%, [LIBOR4+825], 2/23/22[1,4]	612,000	637,092

		1,183,016

Transportation Infrastructure—1.4%

Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.957%, [LIBOR4+425], 5/19/23[1]	112,639	110,105

Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.769%, [LIBOR4+325], 3/20/25[1]	136,054	132,398

Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 2.00%, 3/20/25[2]	20,255	19,711

Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.89%-6.02%, [LIBOR12+350], 11/6/24[1]	272,648	269,070

Octavius Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.016%, [LIBOR4+350], 11/8/23[1]	35,000	34,344

Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.499%, [LIBOR12+400], 5/22/24[1]	177,351	175,355

Tenneco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%, [LIBOR4+275], 10/1/25[1]	330,000	323,537

		1,064,520

20        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value

Information Technology—12.5%

Internet Software & Services—11.8%

Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.303%, [LIBOR4+350], 6/13/24[1]	$587,994	$565,579

Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.759%, [LIBOR12+425], 12/15/24[1]	1,183,202	1,166,720

Banff Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.053%, [LIBOR4+425], 10/2/25[1]	435,000	425,602

Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 7.78%, [LIBOR4+500], 6/30/21[1]	202,485	190,589

Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.52%, [LIBOR4+300], 5/1/24[1]	197,909	189,003

EagleView Technology Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.955%-6.008%, [LIBOR12+350], 8/14/25[1]	99,351	95,998

Ensono LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.749%, [LIBOR4+525], 6/27/25[1]	124,375	123,675

Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, [LIBOR12+325], 6/1/22[1]	108,922	106,825

Greeneden US Holdings II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.749%, [LIBOR4+350], 12/1/23[1]	153,032	149,876

Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%, [LIBOR4+275], 2/1/22[1]	394,477	392,801

Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%, [LIBOR4+325], 8/5/22[1]	181,298	181,147

Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.27%, [LIBOR12+575], 4/6/22[1]	108,548	106,920

Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.76%, [LIBOR12+425], 1/20/24[1]	93,394	90,884

Lighthouse Network LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.244%, [LIBOR4+450], 11/29/24[1]	89,100	87,986

MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.022%-5.022%, [LIBOR12+275], 6/21/24[1]	73,962	71,712
Tranche B2, 4.772%-4.772%, [LIBOR4+250], 11/19/21[1]	49,500	48,789

McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.272%, [LIBOR12+375], 9/30/24[1]	302,765	301,605

Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%, [LIBOR12+325], 11/29/24[1]	208,911	200,848

Parker Private Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.269%, [LIBOR4+375], 10/10/25[1]	107,000	103,790

Plantronics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.999%, [LIBOR12+250], 7/2/25[1]	344,982	336,644

Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.843%, [LIBOR6+650], 12/8/21[1]	63,240	42,687

Project Deep Blue Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.753%, [LIBOR4+325], 2/12/25[1]	12,250	12,089

Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.994%, [LIBOR4+425], 5/16/25[1]	249,375	246,466

Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, [LIBOR12+325], 4/24/22[1]	418,837	385,418

21        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Internet Software & Services (Continued)

Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.022%, [LIBOR12+275], 6/21/24[1]	$491,770	$476,810

Shutterfly, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.28%, [LIBOR12+275], 8/17/24[1]	101,608	99,491

SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%, [LIBOR12+300], 2/5/24[1]	113,850	111,253

Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.272%, [LIBOR12+275], 3/3/23[1]	227,530	223,386

Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.053%, [LIBOR4+325], 9/30/22[1]	97,606	95,745

SS&C Technologies Holdings Europe Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.772%, [LIBOR4+250], 4/16/25[1]	170,092	166,915

SS&C Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.772%, [LIBOR4+250], 4/16/25[1]	441,353	433,108

Sungard Availability Services Capital, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.513%-11.25%, [LIBOR12+700], 9/30/21[1]	50,153	40,123

Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%-5.522%, [LIBOR12+300], 5/1/24[1]	510,503	502,299

TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.02%, [LIBOR4+250], 9/28/24[1]	168,079	163,877

Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.999%-7.303%, [LIBOR12+450], 1/27/23[1]	670,334	587,739

Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.053%, [LIBOR4+325], 7/2/25[1]	58,000	56,433

Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.999%, [LIBOR12+250], 12/1/23[1]	281,017	270,479

		8,851,311

IT Services—0.7%

Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%, [LIBOR12+350], 1/3/25[1]	486,599	476,380

Materials—10.0%

Chemicals—3.3%

Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.386%-5.803%, [LIBOR4+300], 1/31/24[1]	224,729	218,502

Consolidated Energy Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.014%, [LIBOR12+250], 5/7/25[1]	124,375	120,022

Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%, [LIBOR4+350], 3/16/25[1]	139,025	136,939

Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%, [LIBOR12+350], 7/30/21[1]	157,737	156,817

Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%, [LIBOR4+325], 11/7/24[1]	49,438	48,057

LUX HOLDCO III, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%, [LIBOR4+300], 3/28/25[1]	39,700	39,179

Messer Industries USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.834%, 9/28/25[2]	115,000	112,748

22        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value

Chemicals (Continued)

New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%, [LIBOR4+350], 2/14/24[1]	$90,860	$88,967

OCI Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.803%, [LIBOR4+425], 3/13/25[1]	134,075	132,734

Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.186%, [LIBOR4+475], 10/15/25[1]	150,000	148,875

PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.027%, [LIBOR4+250], 2/8/25[1]	45,679	44,594

Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.244%, [LIBOR12+350], 6/13/23[1]	117,990	109,435

Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.753%, [LIBOR12+325], 10/1/25[1]	405,000	397,281

Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%, [LIBOR4+300], 9/23/24[1]	163,704	161,863

Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%, [LIBOR4+300], 9/23/24[1]	377,770	373,522

Univar USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.749%, [LIBOR12+250], 7/1/24[1]	172,215	169,032

		2,458,567

Construction Materials—1.4%

Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.499%, [LIBOR12+225], 8/18/23[1]	44,019	42,919

Pisces Midco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.175%, [LIBOR4+375], 4/12/25[1]	213,925	204,432

Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%, [LIBOR12+275], 11/15/23[1]	598,342	581,373

Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.758%, [LIBOR12+225], 2/8/25[1]	78,819	77,021

VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%, [LIBOR12+325], 2/28/24[1]	113,056	108,533

		1,014,278

Containers & Packaging—2.0%

Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.999%, [LIBOR12+450], 7/31/25[1]	59,700	59,327

BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.033%, [LIBOR12+325], 4/3/24[1]	505,399	488,660

Flex Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.77%, [LIBOR4+325], 6/29/25[1]	288,600	281,457

Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.03%, [LIBOR12+250], 10/14/24[1]	158,323	155,190

Pro Mach Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.514%, [LIBOR4+300], 3/7/25[1]	248,449	241,306

Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%, [LIBOR12+300], 2/5/23[1]	313,115	309,272

		1,535,212

23        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Metals & Mining—3.1%

Covia Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.553%, [LIBOR4+375], 6/1/25[1]	$243,775	$194,678

Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B2, 9.749%-9.749%, [LIBOR12+725], 10/17/22[1]	1,918,316	1,632,967
Tranche B3, 10.249%-10.249%, [LIBOR12+775], 10/17/22[1]	486,444	414,693

Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%, [LIBOR12+275], 3/31/25[1]	107,826	105,939

		2,348,277

Paper & Forest Products—0.2%

Thor Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.088%, [LIBOR4+375], 11/1/25[1]	135,000	129,600

Telecommunication Services—6.3%

Diversified Telecommunication Services—6.3%

CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%, [LIBOR4+275], 1/31/25[1]	1,302,958	1,248,299

Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.772%, [LIBOR12+325], 10/2/24[1]	209,475	207,315

Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, [LIBOR12+300], 10/5/23[1]	370,421	357,920

Digicel International Finance Ltd, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.96%, [LIBOR4+325], 5/27/24[1]	301,846	278,326

Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, [LIBOR12+375], 6/15/24[1]	435,203	417,388

Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.092%, [LIBOR4+750], 5/4/23[1]	346,500	330,474

GTT Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, [LIBOR12+275], 5/31/25[1]	204,237	192,341

IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, [LIBOR4+450], 8/6/21[1]	222,747	184,880

IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.25%, [LIBOR4+950], 2/4/22[1]	120,000	74,400

NeuStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.999%, [LIBOR12+350], 8/8/24[1]	204,043	198,814

Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, [LIBOR12+250], 2/2/24[1]	890,825	871,895

Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 6.51%, [LIBOR12+400], 3/29/21[1]	399,201	372,297

		4,734,349

Utilities—2.7%

Electric Utilities—2.7%

Brookfield WEC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.249%, [LIBOR4+375], 8/1/25[1]	205,000	204,324

Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.999%,[LIBOR12+250], 1/15/25[1]	84,361	82,779

Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B5, 5.31%-5.31%, [LIBOR4+250], 1/15/24[1]	175,468	172,667

24        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value

Electric Utilities (Continued)

Tranche B7, 5.31%-5.31%, [LIBOR4+250], 5/31/23[1]	$35,394	$34,843

Compass Power Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%, [LIBOR12+350], 12/20/24[1]	47,720	47,650

EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, [LIBOR4+325], 6/28/23[1]	189,132	186,453

Exgen Renewables IV LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.71%, [LIBOR4+300], 11/28/24[1]	29,421	26,744

Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.763%, [LIBOR12+425], 5/2/25[1]	273,762	266,690

Kestrel Acquisition LLC., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, [LIBOR12+425], 6/2/25[1]	124,375	123,675

Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 6.249%-6.249%, [LIBOR12+375], 1/30/24[1]	250,752	241,801
Tranche C, 6.249%-6.249%, [LIBOR12+375], 1/30/24[1]	17,295	16,677

MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.803%, [LIBOR4+700], 10/18/22[1]	39,100	37,732

Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.803%, [LIBOR4+400], 11/9/20[1]	218,523	188,818

Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.499%-6.499%, [LIBOR12+400], 7/15/23[1]	307,263	304,354
Tranche B2, 6.522%-6.522%, [LIBOR12+400], 4/15/24[1]	74,025	73,325

		2,008,532

Total Corporate Loans (Cost $86,956,958)		83,265,292

Corporate Bonds and Notes—12.9%

Consumer Discretionary—5.4%

Automobiles—2.7%

Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[5]	2,240,000	1,993,600

Entertainment—1.1%

Netflix, Inc., 4.375% Sr. Unsec. Nts., 11/15/26	615,000	583,866

WMG Acquisition Corp., 5.00% Sr. Sec. Nts., 8/1/23[5]	250,000	249,062

		832,928

Hotels, Restaurants & Leisure—0.6%

Scientific Games International, Inc., 5.00% Sr. Sec. Nts., 10/15/25[5]	500,000	475,150

Household Durables—0.3%

Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	210,000	206,063

Leisure Equipment & Products—0.3%

Mattel, Inc., 6.75% Sr. Unsec. Nts., 12/31/25[5]	250,000	236,875

Media—0.4%

CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% Sr. Unsec. Nts., 5/1/23[5]	315,000	320,002

25        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Energy—2.9%

Energy Equipment & Services—0.6%

Transocean, Inc., 7.25%, 11/1/25[5]	$500,000	$475,000

Oil, Gas & Consumable Fuels—2.3%

Cheniere Energy Partners LP, 5.625%, 10/1/26[5]	1,000,000	1,004,860

Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[5]	740,000	715,950

		1,720,810

Financials—0.3%

Diversified Financial Services—0.3%

Fidelity & Guaranty Life Holdings, Inc., 5.50% Sr. Unsec. Nts., 5/1/25[5]	210,000	203,175

Health Care—0.3%

Health Care Providers & Services—0.3%

HCA, Inc., 4.50% Sr. Sec. Nts., 2/15/27	210,000	212,163

Information Technology—0.8%

IT Services—0.3%

Sabre GLBL, Inc., 5.375% Sr. Sec. Nts., 4/15/23[5]	205,000	208,587

Technology Hardware, Storage & Peripherals—0.5%

Western Digital Corp., 4.75% Sr. Unsec. Nts., 2/15/26	415,000	386,988

Materials—2.0%

Chemicals—0.4%

Ashland LLC, 4.75% Sr. Unsec. Nts., 8/15/22	300,000	303,000

Containers & Packaging—0.3%

Berry Global, Inc., 4.50% Sec. Nts., 2/15/26[5]	20,000	18,900

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/ Reynolds Group Issuer Luxembourg SA, 5.125% Sr. Sec. Nts., 7/15/23[5]	205,000	205,636

		224,536

Metals & Mining—1.3%

Alcoa Nederland Holding BV, 6.125% Sr. Unsec. Nts., 5/15/28[5]	460,000	466,900

United States Steel Corp., 6.25% Sr. Unsec. Nts., 3/15/26	525,000	477,750

		944,650

Telecommunication Services—0.6%

Diversified Telecommunication Services—0.6%

Windstream Services LLC/Windstream Finance Corp., 8.625% Sr. Sec. Nts., 10/31/25	500,000	473,750

26        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value

Utilities—0.6%

Gas Utilities—0.3%

AmeriGas Partners LP/AmeriGas Finance Corp., 5.50% Sr. Unsec. Nts., 5/20/25	$215,000	$211,775

Independent Power and Renewable Electricity Producers—0.3%

Calpine Corp., 5.25% Sr. Sec. Nts., 6/1/26[5]	215,000	205,056

Total Corporate Bonds and Notes (Cost $9,884,336)		9,634,108

	Shares

Common Stocks—4.9%

Arch Coal, Inc., Cl. A	26,419	2,328,306

Ascent Resources - Marcellus LLC, Cl. A6	34,124	97,816

Avaya Holdings Corp.[6]	24,810	419,537

Caesars Entertainment Corp.[6]	63,847	583,562

Everyware Global, Inc.[6]	5,211	11,725

Gymboree Corp. (The)[6,7]	3,550	10,650

Gymboree Holding Corp.[6,7]	10,048	30,144

Harvey Gulf International Marine LLC[6]	657	25,623

J.G. Wentworth Co., Cl. A6	18,262	178,054

Larchmont Resources LLC[4,6]	78	19,560

Media General, Inc.[4,6,8]	30,400	1,642

Millennium Corporate Claim Litigation Trust[4,6]	274	—

Millennium Lender Claim Litigation Trust[4,6]	548	—

New Millennium Holdco, Inc.[6]	5,562	509

Quicksilver Resources, Inc.[4,6]	571,500	—

Sabine Oil[4,6]	94	2,726

Templar Energy, Cl. A4,6	7,400	4,166

Total Common Stocks (Cost $4,202,216)		3,714,020

	Units

Rights, Warrants and Certificates—0.0%

Ascent Resources - Marcellus LLC Wts., Strike Price $1, Exp. 12/31/49[4,6]	8,835	265

Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[4,6]	298	1,862

Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[4,6]	62	326

Total Rights, Warrants and Certificates (Cost $40,764)		2,453

	Shares

Investment Company—1.1%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.35%[7,9] (Cost $793,320)	793,320	$793,320

Total Investments, at Value (Cost $101,877,594)	130.1%	97,409,193

Net Other Assets (Liabilities)	(30.1)	(22,556,598)

Net Assets	100.0%	$74,852,595

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

2. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

27        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

4. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,778,753 or 9.06% of the Fund’s net assets at period end.

6. Non-income producing security.

7. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	July 31, 2018	Additions	Reductions	January 31, 2019

Common Stock
Gymboree Corp. (The)	3,550	—	—	3,550
Gymboree Holding Corp.	10,048	—	—	10,048
Investment Company
Oppenheimer Institutional
Government Money Market Fund,
Cl. E	673,977	19,040,772	18,921,429	793,320

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)

Common Stock
Gymboree Corp. (The)	$10,650	$84	$—	$(34,613)
Gymboree Holding Corp.	30,144	237	—	(97,968)
Investment Company
Oppenheimer Institutional
Government Money Market Fund,
Cl. E	793,320	6,029	—	—

Total	$834,114	$6,350	$—	$(132,581)

8. Security received as the result of issuer reorganization.

9. Rate shown is the 7-day yield at period end.

Glossary:

Definitions

LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR52	London Interbank Offered Rate-Weekly
PRIME4	United States Prime Rate-Quarterly

See accompanying Notes to Financial Statements.

28        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2019 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $100,792,011)	$96,575,079
Affiliated companies (cost $1,085,583)	834,114

97,409,193

Cash	498,655
Receivables and other assets:
Interest and dividends	406,329
Investments sold	261,088
Shares of beneficial interest sold	23,133
Other	47,636

Total assets	98,646,034

Liabilities
Payables and other liabilities:
Payable for borrowings (See Note 9)	22,250,000
Investments purchased	1,219,929
Shares of beneficial interest redeemed	117,150
Interest expense on borrowings	82,342
Dividends	28,789
Trustees’ compensation	10,949
Distribution and service plan fees	9,245
Shareholder communications	1,671
Other	73,364

Total liabilities	23,793,439

Net Assets	$74,852,595

Composition of Net Assets
Par value of shares of beneficial interest	$8,279

Additional paid-in capital	81,615,143

Total accumulated loss	(6,770,827)

Net Assets	$74,852,595

29        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $28,366,042 and 3,137,614 shares of beneficial interest outstanding)	$9.04

Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$9.37

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $15,494,988 and 1,714,600 shares of beneficial interest outstanding)	$9.04

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $532,325 and 58,659 shares of beneficial interest outstanding)	$9.07

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $30,459,240 and 3,367,833 shares of beneficial interest outstanding)	$9.04

See accompanying Notes to Financial Statements.

30        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF

OPERATIONS For the Six Months Ended January 31, 2019 Unaudited

Investment Income
Interest	$2,902,977

Dividends:
Unaffiliated companies	18,567
Affiliated companies	6,029

Other income affiliated companies	321

Other income	6,946

Total investment income	2,934,840

Expenses
Management fees	316,160

Distribution and service plan fees:
Class A	37,526
Class C	76,386

Transfer and shareholder servicing agent fees:
Class A	21,419
Class C	10,716
Class I	95
Class Y	22,750

Shareholder communications:
Class A	5,008
Class C	3,144
Class I	210
Class Y	4,029

Interest expense on borrowings	348,435

Legal, auditing and other professional fees	44,677

Custodian fees and expenses	20,155

Borrowing fees	18,904

Trustees’ compensation	3,622

Other	4,461

Total expenses	937,697
Less waivers and reimbursements of expenses	(74,032)

Net expenses	863,665

Net Investment Income	2,071,175

Realized and Unrealized Gain (Loss)
Net realized gain on investment transactions in unaffiliated companies	437,566

Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies	(3,477,429)
Affiliated companies	(132,581)

Net change in unrealized appreciation/(depreciation)	(3,610,010)

Net Decrease in Net Assets Resulting from Operations	$(1,101,269)

See accompanying Notes to Financial Statements.

31        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018[1]

Operations
Net investment income	$2,071,175	$3,499,480

Net realized gain (loss)	437,566	(214,452)

Net change in unrealized appreciation/(depreciation)	(3,610,010)	(636,503)

Net increase (decrease) in net assets resulting from operations	(1,101,269)	2,648,525

Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(818,430)	(1,353,270)
Class C	(345,622)	(550,276)
Class I	(17,837)	(25,428)
Class Y	(911,240)	(1,208,557)

Total dividends and distributions declared	(2,093,129)	(3,137,531)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(153,575)	1,021,202
Class C	1,191,248	82,173
Class I	(109,740)	280,778
Class Y	3,116,161	3,188,797

Total beneficial interest transactions	4,044,094	4,572,950

Net Assets
Total increase	849,696	4,083,944

Beginning of period	74,002,899	69,918,955

End of period	$74,852,595	$74,002,899

1. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2– New Accounting Pronouncements for further details.

See accompanying Notes to Financial Statements.

32        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF

CASH FLOWS For the Six Months Ended January 31, 2019 Unaudited

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(1,101,269)

Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(21,395,747)
Proceeds from disposition of investment securities	14,425,081
Short-term investment securities, net	(194,139)
Premium amortization	16,083
Discount accretion	(118,232)
Net realized gain on investment transactions	(437,566)
Net change in unrealized appreciation/depreciation on investment transactions	3,610,010
Change in assets:
Decrease in other assets	7,382
Increase in interest receivable	(90,420)
Decrease in receivable for securities sold	2,300,078
Change in liabilities:
Increase in other liabilities	40,659
Decrease in payable for securities purchased	(4,818,422)

Net cash used in operating activities	(7,756,502)

Cash Flows from Financing Activities
Proceeds from borrowings	15,000,000
Payments on borrowings	(9,250,000)
Proceeds from shares sold	23,308,745
Payments on shares redeemed	(20,930,739)
Cash distributions paid	(151,340)

Net cash provided by financing activities	7,976,666

Net increase in cash	220,164

Cash, beginning balance	278,491

Cash, ending balance	$498,655

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $1,934,020.

Cash paid for interest on borrowings—$318,926.

See accompanying Notes to Financial Statements.

33        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Period Ended July 31, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$9.39	$9.46	$9.13	$9.58	$10.09	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.25	0.47	0.45	0.49	0.52	0.43
Net realized and unrealized gain (loss)	(0.35)	(0.12)	0.30	(0.44)	(0.47)	0.10

Total from investment operations	(0.10)	0.35	0.75	0.05	0.05	0.53

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.25)	(0.42)	(0.42)	(0.50)	(0.52)	(0.44)
Distributions from net realized gain	0.00	0.00	0.00	0.00	(0.04)	0.00

Total dividends and/or distributions to shareholders	(0.25)	(0.42)	(0.42)	(0.50)	(0.56)	(0.44)

Net asset value, end of period	$9.04	$9.39	$9.46	$9.13	$9.58	$10.09

Total Return, at Net Asset Value[3]	(1.08)%	3.84%	8.35%	0.77%	0.49%	5.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,366	$29,757	$28,945	$18,042	$28,356	$42,010

Average net assets (in thousands)	$30,344	$30,028	$29,187	$20,543	$32,625	$36,053

Ratios to average net assets:[4]
Net investment income	5.30%	5.02%	4.82%	5.38%	5.31%	4.55%
Expenses excluding specific expenses listed below	1.40%	1.45%	1.54%	1.57%	1.50%	1.69%
Interest and fees from borrowings	0.93%	0.45%	0.31%	0.48%	0.80%	0.52%

Total expenses[5]	2.33%	1.90%	1.85%	2.05%	2.30%	2.21%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.12%	1.74%	1.61%	1.78%	2.10%	1.82%

Portfolio turnover rate	15%	77%	84%	69%	68%	81%

34        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

1. For the period from August 23, 2013 (commencement of operations) to July 31, 2014.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2019	2.33%
Year Ended July 31, 2018	1.90%
Year Ended July 31, 2017	1.85%
Year Ended July 31, 2016	2.05%
Year Ended July 31, 2015	2.30%
Period Ended July 31, 2014	2.21%

See accompanying Notes to Financial Statements.

35        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Period Ended July 31, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$9.39	$9.45	$9.13	$9.57	$10.09	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.21	0.40	0.38	0.41	0.44	0.38
Net realized and unrealized gain (loss)	(0.35)	(0.11)	0.29	(0.42)	(0.48)	0.08

Total from investment operations	(0.14)	0.29	0.67	(0.01)	(0.04)	0.46

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.21)	(0.35)	(0.35)	(0.43)	(0.44)	(0.37)
Distributions from net realized gain	0.00	0.00	0.00	0.00	(0.04)	0.00

Total dividends and/or distributions to shareholders	(0.21)	(0.35)	(0.35)	(0.43)	(0.48)	(0.37)

Net asset value, end of period	$9.04	$9.39	$9.45	$9.13	$9.57	$10.09

Total Return, at Net Asset Value[3]	(1.50)%	3.12%	7.50%	(0.03)%	(0.42)%	4.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,495	$14,889	$14,909	$11,401	$11,473	$7,158

Average net assets (in thousands)	$15,195	$14,808	$13,786	$11,049	$8,305	$3,274

Ratios to average net assets:[4]
Net investment income	4.44%	4.22%	4.05%	4.60%	4.48%	4.01%
Expenses excluding specific expenses listed below	2.17%	2.21%	2.31%	2.33%	2.37%	2.82%
Interest and fees from borrowings	0.93%	0.45%	0.31%	0.48%	0.80%	0.61%

Total expenses[5]	3.10%	2.66%	2.62%	2.81%	3.17%	3.43%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.98%	2.53%	2.41%	2.56%	2.90%	2.69%

Portfolio turnover rate	15%	77%	84%	69%	68%	81%

36        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

1. For the period from August 23, 2013 (commencement of operations) to July 31, 2014.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2019	3.10%
Year Ended July 31, 2018	2.66%
Year Ended July 31, 2017	2.62%
Year Ended July 31, 2016	2.81%
Year Ended July 31, 2015	3.17%
Period Ended July 31, 2014	3.43%

See accompanying Notes to Financial Statements.

37        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Period Ended July 31, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$9.43	$9.49	$9.14	$9.58	$10.09	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.26	0.51	0.48	0.53	0.54	0.40
Net realized and unrealized gain (loss)	(0.36)	(0.11)	0.32	(0.44)	(0.45)	0.15

Total from investment operations	(0.10)	0.40	0.80	0.09	0.09	0.55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.26)	(0.46)	(0.45)	(0.53)	(0.56)	(0.46)
Distributions from net realized gain	0.00	0.00	0.00	0.00	(0.04)	0.00

Total dividends and/or distributions to shareholders	(0.26)	(0.46)	(0.45)	(0.53)	(0.60)	(0.46)

Net asset value, end of period	$9.07	$9.43	$9.49	$9.14	$9.58	$10.09

Total Return, at Net Asset Value[3]	(1.02)%	4.31%	8.95%	1.23%	0.88%	5.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$533	$666	$389	$12	$31	$10

Average net assets (in thousands)	$628	$525	$680	$12	$13	$10

Ratios to average net assets:[4]
Net investment income	5.61%	5.38%	5.07%	5.77%	5.63%	4.25%
Expenses excluding specific expenses listed below	1.07%	1.10%	1.07%	1.08%	0.91%	1.89%
Interest and fees from borrowings	0.93%	0.45%	0.31%	0.48%	0.80%	0.50%

Total expenses[5]	2.00%	1.55%	1.38%	1.56%	1.71%	2.39%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.81%	1.38%	1.26%	1.40%	1.58%	1.44%

Portfolio turnover rate	15%	77%	84%	69%	68%	81%

38        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

1. For the period from August 23, 2013 (commencement of operations) to July 31, 2014.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2019	2.00%
Year Ended July 31, 2018	1.55%
Year Ended July 31, 2017	1.38%
Year Ended July 31, 2016	1.56%
Year Ended July 31, 2015	1.71%
Period Ended July 31, 2014	2.39%

See accompanying Notes to Financial Statements.

39        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Period Ended July 31, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$9.40	$9.46	$9.13	$9.58	$10.09	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.26	0.50	0.48	0.51	0.53	0.47
Net realized and unrealized gain (loss)	(0.36)	(0.11)	0.30	(0.43)	(0.46)	0.08

Total from investment operations	(0.10)	0.39	0.78	0.08	0.07	0.55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.26)	(0.45)	(0.45)	(0.53)	(0.54)	(0.46)
Distributions from net realized gain	0.00	0.00	0.00	0.00	(0.04)	0.00

Total dividends and/or distributions to shareholders	(0.26)	(0.45)	(0.45)	(0.53)	(0.58)	(0.46)

Net asset value, end of period	$9.04	$9.40	$9.46	$9.13	$9.58	$10.09

Total Return, at Net Asset Value[3]	(1.06)%	4.21%	8.62%	1.02%	0.76%	5.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,459	$28,691	$25,676	$11,222	$11,605	$2,612

Average net assets (in thousands)	$32,260	$25,358	$20,176	$9,530	$6,307	$972

Ratios to average net assets:[4]
Net investment income	5.55%	5.27%	5.06%	5.65%	5.50%	4.96%
Expenses excluding specific expenses listed below	1.15%	1.21%	1.28%	1.29%	1.22%	1.78%
Interest and fees from borrowings	0.93%	0.45%	0.31%	0.48%	0.80%	0.59%

Total expenses[5]	2.08%	1.66%	1.59%	1.77%	2.02%	2.37%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.87%	1.48%	1.36%	1.51%	1.80%	1.63%

Portfolio turnover rate	15%	77%	84%	69%	68%	81%

40        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

1. For the period from August 23, 2013 (commencement of operations) to July 31, 2014.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2019	2.08%
Year Ended July 31, 2018	1.66%
Year Ended July 31, 2017	1.59%
Year Ended July 31, 2016	1.77%
Year Ended July 31, 2015	2.02%
Period Ended July 31, 2014	2.37%

See accompanying Notes to Financial Statements.

41        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2019 Unaudited

1. Organization

Oppenheimer Senior Floating Rate Plus Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end diversified management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A and C shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

42        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

2. Significant Accounting Policies (Continued)

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended July 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended July 31, 2018, the Fund utilized $126,499 of capital loss carryforwards to offset capital gains realized in that fiscal year. Capital losses will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be $2,305,876, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will utilize $437,566 of capital loss carryforward to offset realized capital gains.

43        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Total federal tax cost of securities	$101,892,896

Gross unrealized appreciation	$836,066
Gross unrealized depreciation	(5,319,769)

Net unrealized depreciation	$(4,483,703)

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return

44        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

2. Significant Accounting Policies (Continued)

of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and the Fund’s Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within the Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use

45        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

46        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

3. Securities Valuation (Continued)

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table Investments, at Value:
Corporate Loans	$—	$81,881,006	$1,384,286	$83,265,292
Corporate Bonds and Notes	—	9,634,108	—	9,634,108
Common Stocks	3,331,405	354,521	28,094	3,714,020
Rights, Warrants and Certificates	—	—	2,453	2,453
Investment Company	793,320	—	—	793,320

Total Assets	$4,124,725	$91,869,635	$1,414,833	$97,409,193

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*

Assets Table Investments, at Value:
Common Stocks	$56	$–	$–	$(56)
Rights, Warrants and Certificates	–	(265)	265	–

Total Assets	$56	$(265)	$265	$(56)

47        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

		Value as of July 31, 2018	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Accretion/ (amortization) of premium/ discount[a]

Assets Table Investments, at Value:
Corporate Loans		$1,400,059	$126	$(7,988)	$—
Common Stocks		46,692	1,399	(16,747)	—
Rights, Warrants and Certificates		2,228	—	(40)	—

Total Assets		$1,448,979	$1,525	$(24,775)	$—

a. Included in net investment income.
	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Value as of January 31, 2019

Assets Table Investments, at Value:
Corporate Loans	$2,296	$(10,207)	$—	$—	$1,384,286
Common Stocks	—	(3,194)	—	(56)	28,094
Rights, Warrants and Certificates	—	—	265	—	2,453

Total Assets	$2,296	$(13,401)	$265	$(56)	$1,414,833

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at period end:

Change in unrealized appreciation/ depreciation

Assets Table Investments, at Value
Corporate Loans	$(7,988)
Common Stocks	(16,747)
Rights, Warrants and Certificates	(40)

Total	$(24,775)

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

48        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

3. Securities Valuation (Continued)

	Value as of January 31, 2019	Valuation Technique	Unobservable Input	Range of Unobservable Inputs	Unobservable Inputs Used

Assets Table Investments, at Value:
Corporate Loans	$747,194	Broker Quote	N/A	N/A	N/A (a)
Corporate Loans	637,092	Discounted Cash Flow Model	Illiquidity Discount	N/A	3.69% (b)
			Implied Rating	N/A	BB
			Yield to Maturity	N/A	5.79%
Common Stocks	26,452	Broker Quote	N/A	N/A	N/A (a)
Common Stocks	1,642	Estimated Recovery Proceeds	Auction Proceeds	N/A	$0.06/share (c)
Rights, Warrants and Certificates	2,453	Broker Quote	N/A	N/A	N/A (a)

Total	$1,414,833

(a) Securities classified as Level 3 whose unadjusted values were provided by a pricing service or broker-dealer for which such inputs are unobservable. The Manager periodically reviews pricing vendor and broker methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service or broker.

(b) The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the Company’s EBITDA and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity discount applied. The illiquidity discount was determined based on the implied discount rate at origination. The Manager periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity discount. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.

(c) The Fund fair values certain common stocks received following a merger at the estimated amount of future recovery proceeds from the sale of assets as disclosed within the Company’s financial statements, less cash distributions received. The Manager monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. A significant increase (decrease) in the auction proceeds will result in a significant increase (decrease) to the fair value of the investment.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the

Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse

49        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate senior loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can invest without limit in uncollateralized floating rate senior loans. Senior loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The senior loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some senior loans. As a result, some senior loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

When investing in senior loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

At period end, securities with an aggregate market value of $83,265,292, representing 111.2% of the Fund’s net assets were comprised of senior loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may

50        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

4. Investments and Risks (Continued)

purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of missing an interest and/or principal payment.

Information concerning securities not accruing income at period end is as follows:

Cost	$2,977,588
Market Value	$1,871,798
Market Value as % of Net Assets	2.50%

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

51        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
	Shares	Amount	Shares	Amount

Class A
Sold	799,259	$7,395,486	1,482,165	$13,940,548
Dividends and/or distributions reinvested	83,134	761,605	134,185	1,260,814
Redeemed	(913,004)	(8,310,666)	(1,508,561)	(14,180,160)

Net increase (decrease)	(30,611)	$(153,575)	107,789	$1,021,202

52        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

6. Shares of Beneficial Interest (Continued)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
	Shares	Amount	Shares	Amount

Class C
Sold	395,690	$3,619,704	406,955	$3,825,849
Dividends and/or distributions reinvested	35,908	328,474	55,406	520,392
Redeemed	(302,809)	(2,756,930)	(453,526)	(4,264,068)

Net increase	128,789	$1,191,248	8,835	$82,173

Class I
Sold	4,703	$43,779	32,282	$305,208
Dividends and/or distributions reinvested	1,908	17,571	2,648	24,970
Redeemed	(18,654)	(171,090)	(5,238)	(49,400)

Net increase (decrease)	(12,043)	$(109,740)	29,692	$280,778

Class Y
Sold	1,297,457	$12,026,830	1,500,593	$14,124,067
Dividends and/or distributions reinvested	90,244	826,370	117,340	1,102,852
Redeemed	(1,073,504)	(9,737,039)	(1,278,322)	(12,038,122)

Net increase	314,197	$3,116,161	339,611	$3,188,797

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$21,395,747	$14,425,081

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.80%
Next $200 million	0.77
Next $200 million	0.74
Next $200 million	0.71
Next $4.2 billion	0.65
Over $5 billion	0.63

The Fund’s effective management fee for the reporting period was 0.80% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment

53        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A

54        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

8. Fees and Other Transactions with Affiliates (Continued)

shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plan for Class C Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class C shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets. The Fund also pays a service fee under the Plan at an annual rate of 0.25% of daily net assets. The Plan continues in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class C
	Class A	Contingent	Contingent
	Front-End	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor
January 31, 2019	$6,177	$171	$500

Waivers and Reimbursements of Expenses. Effective October 29, 2018, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses so the that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses excluding interest and fees from borrowings” will not exceed the following annual rates: 1.10% for Class A shares, 2.00% for Class C shares, 0.83% for Class I shares and 0.85% for Class Y shares. Prior to October 29, 2018, the limit was 1.30% for Class A shares, 2.10% for Class C shares, 0.95% for Class I shares and 1.05% for Class Y shares.

During the reporting period, the Manager waived fees and/or reimbursed the Fund as follows:

Class A	$31,027
Class C	8,918
Class I	582
Class Y	33,220

This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

55        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $285 for IGMMF management fees.

9. Borrowings and Other Financing

Borrowings. The Fund has entered into a Loan and Security Agreement (the “Agreement”) with Deutsche Bank (the “Bank”), that enables it to borrow up to $50 million. To secure loans under the Agreement, the Fund has granted a security interest in its senior loans and other portfolio securities to the Bank. Interest is charged to the Fund, based on its borrowings, at a spread above three-month LIBOR (4.2580% at period end). The Fund pays additional fees annually under the Agreement for management and administration of the facility as well as ongoing commitment fees all of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the loan facility during the reporting period equal 0.47% of the Fund’s average net assets on an annualized basis. Under the Agreement, the Fund has the right to prepay loans and terminate its participation in the loan facility at any time upon prior notice to the lenders.

The Fund can borrow money from the Bank in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing senior loans and other portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in senior loans or other portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and related fees are disclosed separately or as other expenses on the Statement of Operations.

At period end, the Fund had borrowings outstanding at an interest rate of 4.2580%.

Details of the borrowings for the reporting period are as follows:

Average Daily Loan Balance	$15,927,989
Average Daily Interest Rate	4.2580%
Fees Paid	$—
Interest Paid	$318,926

56        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

9. Borrowings and Other Financing (Continued)

Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $29,142 at period end. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these investments have a market value of $28,438 and have been included as Corporate Loans in the Statement of Investments. The following commitments are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the Statement of Assets and Liabilities.

10. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

57        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the Sub-Adviser’s portfolio managers and investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

58        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, among other services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of their staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Joseph Welsh and David Lukkes the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the review or renewal of the Fund’s service agreements or service providers. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail bank loan funds. The Board noted that the Fund outperformed its category median for the one- and three-year periods.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board noted that the Adviser, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail bank loan funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual management fee and total expenses were higher than their respective peer group medians and category medians. The Board also considered that the Fund employs leverage in its investment strategy, which, according to the Adviser, adds to the complexity of the Fund’s investment strategy and justifies slightly higher fees and expenses than many of the funds in the peer group (which do not use leverage). The Board also considered the Fund’s current fee waivers, specifically that (a) the Adviser has contractually agreed to waive fees and/or reimburse certain expenses so that prior to October 29, 2018, the total annual fund operating expenses, as a percentage of average daily net assets, would not exceed the following annual rates: 1.30% for Class A shares, 2.10% for Class C shares, 1.05% for Class Y shares, and 0.95% for Class I shares, and that effective October 29, 2018, the total annual fund operating expenses, as a percentage of average daily net assets, will not exceed the following annual rates: 1.10% for Class A shares, 2.00% for Class C shares, 0.85% for Class Y shares, and 0.83% for Class I shares; and (b) the Adviser has

59        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the management fees incurred indirectly through the Fund’s investment in funds managed by the Adviser or its affiliates. These contractual expense limitations may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board. Finally, the Board considered that the Adviser, in its capacity as the Fund’s transfer agent, voluntarily waived and/or reimbursed the Fund for transfer agent fees in an amount equal to 0.015% of average annual net assets, and that effective January 1, 2018, after discussions with the Board, the Fund’s transfer agent fee rate was decreased.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through August 31, 2019. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

60        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT, which will also be available on the SEC’s website at www.sec.gov.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

61        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer Senior Floating Rate Plus Fund	12/31/18	89.1%	0.0%	10.9%

62        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Trustees and Officers	Robert J. Malone, Chairman of the Board of Trustees and Trustee
Andrew J. Donohue, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Joseph Welsh, Vice President
David Lukkes, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2019 OppenheimerFunds, Inc. All rights reserved.

63        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

64        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●

All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www. oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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Visit us at oppenheimerfunds.com for 24-hr access to

account information and transactions or call us at 800.CALL

OPP (800.225.5677) for 24-hr automated information and

automated transactions. Representatives also available

Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com

Call Us 800 225 5677

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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2019 OppenheimerFunds Distributor, Inc. All rights reserved.

RS2060.001.0119 March 25, 2019

.

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Plus Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/15/2019